Loss on financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
(Loss)/gain on financial instruments
Schedule of loss on financial instrument

Figures in million – SA rand	Notes	2022	2021	2020
Fair value loss on gold hedge contracts[1]		—	—	(458)
Fair value (loss)/gain on palladium hedge contract[2]		(241)	234	36
Fair value loss on derivative financial instrument		—	—	(70)
Fair value loss on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)	6.7	(2,155)	(1,264)	(129)
Loss on the revised cash flow of the Rustenburg operation deferred payment	22.2	(773)	(4,653)	(2,081)
(Loss)/gain on the revised cash flow of the Burnstone Debt	28.4	(776)	(2)	264
Loss on the revised cash flow of the Marikana dividend obligation	22.2	(650)	(468)	—
Fair value gain on other investments		152	—	—
Other		164	(126)	(12)
Total loss on financial instruments[3]		(4,279)	(6,279)	(2,450)
1 On 9 March 2020, Sibanye-Stillwater concluded a gold hedge agreement which commenced on 1 April 2020, comprising the delivery of 1,800 kilograms of gold (150 kilograms per month) with a zero cost collar which establishes a minimum floor of R800,000 per kilogram and a maximum cap of R1,080,000 per kilogram. The gold hedge agreement concluded during March 2021. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss
2 On 17 January 2020, Stillwater Mining Company (wholly-owned subsidiary of Sibanye-Stillwater) concluded a palladium hedge agreement which commenced on 28 February 2020, comprising the delivery of 240,000 ounces of palladium over two years (10,000 ounces per month) with a zero cost collar which establishes a minimum and a maximum cap of US$1,500 and US$3,400 per ounce, respectively. On 24 March 2021, Stillwater Mining Company concluded an additional palladium hedge agreement commencing on 28 February 2022, comprising the delivery of 140,000 ounces of palladium over a 14-month period (10,000 ounces per month) with a zero cost collar which establishes a minimum floor and a maximum cap of US$1,800 and US$3,300 per ounce, respectively. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss
3 On The difference between the loss for 2020 and the loss presented in note 34 relates to realised losses on the gold hedge contracts